Goodwill and intangible assets - Summary of Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022	Mar. 31, 2022
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 1,487,100	¥ 1,275,112	¥ 952,895	¥ 952,895
Game & Network Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	465,647	407,121
Music [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	710,888	579,969
Pictures [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	279,949	259,055
Entertainment, Technology & Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	15,829	14,654
Imaging & Sensing Solutions [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	3,953	3,479
Financial Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 10,834	¥ 10,834